Leases - Summary of Components of Operating Lease Expense (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Lessee, Lease, Description [Line Items]
Total operating lease expense	$ 1,915	$ 1,337
Operating lease expenses R&D [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs	1,113	622
Variable lease costs	451	503
Operating lease expenses G&A [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs	250	117
Variable lease costs	$ 101	$ 95